Share-based Payments (Details)	12 Months Ended
	Dec. 31, 2017 shares $ / shares	Dec. 31, 2016 shares $ / shares	Dec. 31, 2015 shares $ / shares
Statement Line Items [Line Items]
Beginning of the year	3,289,394	1,232,294	1,282,694
Granted	1,351,250	2,071,600
Exercised			(26,500)
Forfeited	(110,750)	(14,500)	(23,900)
End of the year	4,529,894	3,289,394	1,232,294
31 December 2008 [Member]
Statement Line Items [Line Items]
Grant date	Dec. 31, 2008	Dec. 31, 2008	Dec. 31, 2008
Beginning of the year	26,122	26,122	26,122
Granted
Exercised
Forfeited
End of the year	26,122	26,122	26,122
Exercise Price | $ / shares	1.425	1.425	1.425
31 December 2008 [Member]
Statement Line Items [Line Items]
Grant date	Dec. 31, 2008	Dec. 31, 2008	Dec. 31, 2008
Beginning of the year	3,000	15,500	15,500
Granted
Exercised
Forfeited		(12,500)
End of the year	3,000	3,000	15,500
Exercise Price | $ / shares	3.985	3.985	3.985
1 April 2010 [Member]
Statement Line Items [Line Items]
Grant date	Apr. 01, 2010	Apr. 01, 2010	Apr. 01, 2010
Beginning of the year	25,110	25,110	25,110
Granted
Exercised
Forfeited
End of the year	25,110	25,110	25,110
Exercise Price | $ / shares	4.00	4.00	4.00
20 August 2010 [Member]
Statement Line Items [Line Items]
Grant date	Aug. 20, 2010	Aug. 20, 2010	Aug. 20, 2010
Beginning of the year	41,766	41,766	59,666
Granted
Exercised
Forfeited			(17,900)
End of the year	41,766	41,766	41,766
Exercise Price | $ / shares	4.19	4.19	4.19
13 September 2011 [Member]
Statement Line Items [Line Items]
Grant date	Sep. 13, 2011	Sep. 13, 2011	Sep. 13, 2011
Beginning of the year	3,000	3,000	3,000
Granted
Exercised
Forfeited
End of the year	3,000	3,000	3,000
Exercise Price | $ / shares	4.19	4.19	4.19
20 April 2012 [Member]
Statement Line Items [Line Items]
Grant date	Apr. 20, 2012	Apr. 20, 2012	Apr. 20, 2012
Beginning of the year	35,796	35,796	35,796
Granted
Exercised
Forfeited
End of the year	35,796	35,796	35,796
Exercise Price | $ / shares	4.19	4.19	4.19
9 May 2014 [Member]
Statement Line Items [Line Items]
Grant date	May 09, 2014	May 09, 2014	May 09, 2014
Beginning of the year	200,000	200,000	200,000
Granted
Exercised
Forfeited
End of the year	200,000	200,000	200,000
Exercise Price | $ / shares	0.075	0.075	0.075
30 June 2014 [Member]
Statement Line Items [Line Items]
Grant date	Jun. 30, 2014	Jun. 30, 2014	Jun. 30, 2014
Beginning of the year	880,000	880,000	880,000
Granted
Exercised
Forfeited
End of the year	880,000	880,000	880,000
Exercise Price | $ / shares	0.075	0.075	0.075
11 July 2014 [Member]
Statement Line Items [Line Items]
Grant date	Jul. 11, 2014	Jul. 11, 2014	Jul. 11, 2014
Beginning of the year	3,000	5,000	11,000
Granted
Exercised
Forfeited	1,000	(2,000)	(6,000)
End of the year	2,000	3,000	5,000
Exercise Price | $ / shares	0.075	0.075	0.075
31 October 2016 [Member]
Statement Line Items [Line Items]
Grant date	Oct. 31, 2016	Oct. 31, 2016
Beginning of the year	50,000
Granted		50,000
Exercised
Forfeited
End of the year	50,000	50,000
Exercise Price | $ / shares	1.710	1.710
31 October 2016 [Member]
Statement Line Items [Line Items]
Grant date	Oct. 31, 2016	Oct. 31, 2016
Beginning of the year	607,600
Granted		607,600
Exercised
Forfeited
End of the year	607,600	607,600
Exercise Price | $ / shares	2.680	2.680
14 December 2016 [Member]
Statement Line Items [Line Items]
Grant date	Dec. 14, 2016	Dec. 14, 2016
Beginning of the year	8,000
Granted		8,000
Exercised
Forfeited
End of the year	8,000	8,000
Exercise Price | $ / shares	1.550	1.550
14 December 2016 [Member]
Statement Line Items [Line Items]
Grant date	Dec. 14, 2016	Dec. 14, 2016
Beginning of the year	10,000
Granted		10,000
Exercised
Forfeited
End of the year	10,000	10,000
Exercise Price | $ / shares	1.700	1.700
14 December 2016 [Member]
Statement Line Items [Line Items]
Grant date	Dec. 14, 2016	Dec. 14, 2016
Beginning of the year	3,000
Granted		3,000
Exercised
Forfeited	3,000
End of the year		3,000
Exercise Price | $ / shares	1.710	1.710
14 December 2016 [Member]
Statement Line Items [Line Items]
Grant date	Dec. 14, 2016	Dec. 14, 2016
Beginning of the year	3,000
Granted		3,000
Exercised
Forfeited	3,000
End of the year		3,000
Exercise Price | $ / shares	1.730	1.730
14 December 2016 [Member]
Statement Line Items [Line Items]
Grant date	Dec. 14, 2016	Dec. 14, 2016
Beginning of the year	3,000
Granted		3,000
Exercised
Forfeited	3,000
End of the year		3,000
Exercise Price | $ / shares	1.740	1.740
14 December 2016 [Member]
Statement Line Items [Line Items]
Grant date	Dec. 14, 2016	Dec. 14, 2016
Beginning of the year	40,000
Granted		40,000
Exercised
Forfeited
End of the year	40,000	40,000
Exercise Price | $ / shares	1.870	1.870
14 December 2016 [Member]
Statement Line Items [Line Items]
Grant date	Dec. 14, 2016	Dec. 14, 2016
Beginning of the year	40,000
Granted		40,000
Exercised
Forfeited
End of the year	40,000	40,000
Exercise Price | $ / shares	1.880	1.880
15 December 2016 [Member]
Statement Line Items [Line Items]
Grant date	Dec. 15, 2016	Dec. 15, 2016
Beginning of the year	197,000
Granted		197,000
Exercised
Forfeited	95,000
End of the year	102,000	197,000
Exercise Price | $ / shares	1.210	1.210
19 December 2016 [Member]
Statement Line Items [Line Items]
Grant date	Dec. 19, 2016	Dec. 19, 2016
Beginning of the year	1,110,000
Granted		1,110,000
Exercised
Forfeited	5,750
End of the year	1,104,250	1,110,000
Exercise Price | $ / shares	1.210	1.210
3 April 2014 [Member]
Statement Line Items [Line Items]
Grant date			Apr. 03, 2014
Beginning of the year			26,500
Granted
Exercised			(26,500)
Forfeited
End of the year
Exercise Price | $ / shares			0.075
15 December 2017 [Member]
Statement Line Items [Line Items]
Grant date	Dec. 15, 2016
Beginning of the year
Granted	1,351,250
Exercised
Forfeited
End of the year	1,351,250
Exercise Price | $ / shares	0.46